Stock Warrants and Earnouts - Summary of Assumed Public Warrants (Detail) - shares	6 Months Ended
Jul. 31, 2021
Assumed Common Stock Warrants Or Right [Line Items]
Outstanding as of January 31, 2021	38,761,031
Common Stock Warrants as Part of the Merger	16,992,130
Warrants Exercised	(16,258,978)
Warrants Redeemed	(244,481)
Outstanding as of July 31, 2021	39,249,702
Legacy Common and Preferred Stock Warrants [Member]
Assumed Common Stock Warrants Or Right [Line Items]
Outstanding as of January 31, 2021	38,761,031
Warrants Exercised	(1,685,185)
Outstanding as of July 31, 2021	37,075,846
Private Placement Warrants [Member]
Assumed Common Stock Warrants Or Right [Line Items]
Common Stock Warrants as Part of the Merger	6,521,568
Warrants Exercised	(4,347,712)
Outstanding as of July 31, 2021	2,173,856
Public Warrants [Member]
Assumed Common Stock Warrants Or Right [Line Items]
Common Stock Warrants as Part of the Merger	10,470,562
Warrants Exercised	(10,226,081)
Warrants Redeemed	(244,481)
Outstanding as of July 31, 2021	0